Significant Accounting Policies and Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Significant Accounting Policies and Basis of Presentation [Abstract]
Schedule of Fair Value Measurement	The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
	Fair Value at September 30,	Fair Value Measurement
	2025	Level 1	Level 2	Level 3
Investment - Equity Securities	$2,571,429	$-	$-	$2,571,429

	Fair Value at December 31,	Fair Value Measurement
	2024	Level 1	Level 2	Level 3
Investment - Equity Securities	$-	$-	$-	$-

Schedule of Recurring Basis Using Significant Unobservable Inputs

For the Company’s equity securities measured at fair value on a recurring basis using significant unobservable inputs (Level 3), the following table provides a reconciliation of the beginning and ending balance for each category therein, and gains or losses recognized during the three and nine months ended September 30, 2025:

Beginning Balance - December 31, 2024	$-
Equity securities acquired as consideration for issuance of Series B Preferred Stock	2,571,429
Re-measurement adjustments	-
Change in fair value of equity securities	-
Ending balance - September 30, 2025	$2,571,429

Schedule of Equity Securities
September 30, 2025
Equity Securities
Fair Value	$2,571,429
Valuation technique	ASC 321 measurement alternative
Significant unobservable unit	Observable price changes in orderly transactions for the same or similar securities

Schedule of Diluted Net Loss Per Share Antidilutive

The following outstanding potentially dilutive Common Shares equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:

	For the Period Ended
	September 30,	December 31,
	2025	2024
Warrants	9,834,074	1,142
Convertible notes payable	507,529	-
Stock Options	192,061	4,747
Total	10,533,664	5,889

The following outstanding potentially dilutive Common Shares equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:

	Year ended
	December 31,
	2024	2023
Warrants	$1,142	$384
Convertible Series A Preferred Shares	-	6,458
Stock Options	4,747	-
Total	$5,889	$6,842

Schedule of Estimated useful lives

Estimated useful lives are as follows for major classes of property and equipment:

Computers and equipment	3 – 7 years
Furniture and fixtures	5 – 7 years
Automobile	5 – 7 years
Leasehold improvements	5 – 15 years
Buildings	5 – 15 years